Right of use assets and lease liabilities - Lease liabilities split (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Abstract]
Non-current lease liabilities	€ 2,562	€ 3,116
Current lease liabilities	1,118	851
Total	€ 3,680	€ 3,967	€ 3,305